Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2021
Investments in Associates
Schedule of investments in associates

The company’s investments in associates are as follows:

	December 31, 2021						Year ended
			Carrying value				December 31, 2021
							Share of
	Ownership		Associates and joint		Fairfax India		profit
	percentage(a)	Fair value(b)	ventures		associates(c)	Total	(loss)
Insurance and reinsurance:
Gulf Insurance Group K.S.C.P. ("Gulf Insurance")(1)	43.7%	409.5	380.0		—	380.0	55.5
Go Digit Infoworks Services Private Limited ("Digit")(2)	49.0%	498.3	79.1		—	79.1	5.3
Other (3)(4)(5)	—	191.3	148.3		—	148.3	11.8
		1,099.1	607.4		—	607.4	72.6
Non-insurance:
India
Bangalore International Airport Limited ("Bangalore Airport")(13)	54.0%	1,372.2	—		585.8	585.8	(45.8)
Quess Corp Limited ("Quess")	31.0%	528.5	506.3	(d)	—	506.3	(1.4)
IIFL Finance Limited (“IIFL Finance”)(8)	22.3%	318.1	—		198.8	198.8	40.6
Sanmar Chemicals Group ("Sanmar")	42.9%	421.2	—		124.2	124.2	(2.4)
CSB Bank Limited ("CSB Bank")	49.7%	227.6	—		180.8	180.8	27.6
IIFL Securities Limited ("IIFL Securities")	37.2%	138.0	35.0		101.0	136.0	14.0
Seven Islands Shipping Limited ("Seven Islands")	48.5%	105.9	—		98.5	98.5	(0.5)
Other	—	84.8	10.9		59.8	70.7	0.5
		3,196.3	552.2		1,348.9	1,901.1	32.6
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")	—	76.3	76.3	(d)	—	76.3	(9.0)
Other	—	139.6	140.5		—	140.5	(1.7)
		215.9	216.8		—	216.8	(10.7)
Other
Eurobank Ergasias Services & Holdings S.A ("Eurobank")	32.2%	1,210.3	1,298.5		—	1,298.5	162.3
Atlas Corp. ("Atlas", formerly Seaspan Corporation)(10)	36.7%	1,285.8	922.1		—	922.1	69.5
EXCO Resources Inc. ("EXCO")	43.3%	267.2	195.4		—	195.4	(41.2)
Resolute Forest Products Inc. ("Resolute")	32.3%	377.1	275.8		—	275.8	75.9
Helios Fairfax Partners Corporation ("HFP")(9)	34.4%	116.2	206.1		—	206.1	(1.2)
Peak Achievement Athletics ("Peak Achievement")	42.6%	181.2	140.5	(d)	—	140.5	13.3
Astarta Holding N.V. ("Astarta")	28.4%	73.3	104.0		—	104.0	38.4
Partnerships, trusts and other	—	268.8	236.3		—	236.3	(9.5)
		3,779.9	3,378.7		—	3,378.7	307.5

		7,192.1	4,147.7		1,348.9	5,496.6	329.4

Investments in associates		8,291.2	4,755.1		1,348.9	6,104.0	402.0

As presented on the consolidated balance sheet:
Investments in associates		5,671.9				4,755.1
Fairfax India investments in associates		2,619.3				1,348.9
		8,291.2				6,104.0

							Year ended
	December 31, 2020						December 31,
			Carrying value				2020
			Associates
	Ownership	Fair	and joint		Fairfax India		Share of profit
	percentage(a)	value(b)	ventures		associates(c)	Total	(loss)
Insurance and reinsurance:
Eurolife ERB Insurance Group Holdings S.A. ("Eurolife")(7)	50.0%	457.9	336.2	(d)	—	336.2	6.1
Go Digit Infoworks Services Private Limited ("Digit")	49.0%	120.5	41.8		—	41.8	8.8
RiverStone (Barbados) Ltd. ("RiverStone Barbados"), held for sale(5)(6)	60.0%	729.5	729.5	(d)	—	729.5	113.0
Other(4)	—	233.6	197.2		—	197.2	(8.6)
		1,541.5	1,304.7		—	1,304.7	119.3
Non-insurance:
India
Bangalore International Airport Limited ("Bangalore Airport")	54.0%	1,396.1	—		642.4	642.4	(30.5)
Quess Corp Limited ("Quess")	33.2%	366.8	558.9	(d)	—	558.9	(124.6)
IIFL Finance Limited (“IIFL Finance”)	29.9%	175.6	57.7		175.9	233.6	19.9
Sanmar Chemicals Group ("Sanmar")	42.9%	338.6	—		128.6	128.6	(48.6)
CSB Bank Limited ("CSB Bank")	49.7%	214.4	—		164.4	164.4	14.1
IIFL Securities Limited (“IIFL Securities”)	35.3%	74.3	32.1		93.4	125.5	9.8
Seven Islands Shipping Limited ("Seven Islands")	48.5%	103.6	—		100.8	100.8	17.8
Other	—	37.1	8.8		22.8	31.6	0.1
		2,706.5	657.5		1,328.3	1,985.8	(142.0)
Agriculture
Astarta Holding N.V. ("Astarta")	28.4%	49.9	65.3		—	65.3	(28.0)
Farmers Edge Inc. ("Farmers Edge")(11)	—	—	—		—	—	(21.8)
		49.9	65.3		—	65.3	(49.8)
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")	—	84.3	84.3	(d)	—	84.3	(17.9)
Other	—	48.3	50.8		—	50.8	(0.2)
		132.6	135.1		—	135.1	(18.1)
Other
Eurobank Ergasias Services & Holdings S.A ("Eurobank")	30.5%	799.9	1,166.3		—	1,166.3	(11.9)
Atlas Corp. ("Atlas", formerly Seaspan Corporation)(12)	36.7%	978.9	900.1		—	900.1	116.4
EXCO Resources Inc. ("EXCO")	43.7%	237.7	238.5		—	238.5	(4.6)
Resolute Forest Products Inc. ("Resolute")	30.6%	161.9	134.3		—	134.3	(57.0)
APR Energy plc ("APR Energy")(12)	—	—	—		—	—	(13.6)
Helios Fairfax Partners Corporation ("HFP")	32.3%	185.9	185.9		—	185.9	—
Peak Achievement Athletics ("Peak Achievement")	42.6%	171.5	140.2	(d)	—	140.2	34.2
Partnerships, trusts and other	—	185.0	183.4		—	183.4	(85.7)
		2,720.8	2,948.7		—	2,948.7	(22.2)

		5,609.8	3,806.6		1,328.3	5,134.9	(232.1)

Investments in associates		7,151.3	5,111.3		1,328.3	6,439.6	(112.8)

As presented on the consolidated balance sheet:
Investments in associates		4,154.3				4,381.8
Investment in associate held for sale(5)(d)		729.5				729.5
Fairfax India investments in associates		2,267.5				1,328.3
		7,151.3				6,439.6
(a)	Ownership percentages include the effects of financial instruments that are considered in-substance equity.
(b)	See note 5 for fair value hierarchy information.
(c)	Fairfax India’s associates are domiciled in India.
(d)	These investments are joint ventures.

Insurance and reinsurance associates and joint ventures

(1)	On February 8, 2021 the company entered into an arrangement to purchase (unless sold earlier) certain portfolio investments owned by RiverStone Barbados as described in note 23 and subsequently commenced applying the equity method of accounting to its interest in Gulf Insurance pursuant to that arrangement.
(2)	The company estimated the fair value of its 49.0% equity accounted interest in Digit at December 31, 2021 to be $498.3 based on the transaction fair value, which is further supported by an internal discounted cash flow model, as described in note 5. Indian law permits an equity interest of 74.0% but regulatory approvals are required for the company to increase its equity interest in Digit beyond 49.0% and to obtain control, so the company anticipates it will consolidate Digit when the company receives such regulatory approvals.
(3)	On July 14, 2021 the company increased its interest in Eurolife to 80.0% and commenced consolidating Eurolife as described in note 23.
(4)	On June 17, 2021 the company increased its equity interest in Singapore Re from 28.2% to 94.0% and commenced consolidating Singapore Re as described in note 23.
(5)	On August 23, 2021 the company completed the sale of its joint venture interest in RiverStone Barbados, which was held for sale at December 31, 2020, pursuant to the transactions described in note 23.
(6)	On March 31, 2020 the company received a 60.0% joint venture interest with a fair value of $605.0 in RiverStone Barbados pursuant to its contribution of European Run-off to RiverStone Barbados as described in Note 23.
(7)	The company held a 50.0% indirect interest in Eurolife at December 31, 2020 through its 62.5% interest in a joint venture with OMERS, the pension plan for Ontario’s municipal employees. The joint venture held an 80.0% equity interest in Eurolife, with the remaining 20.0% equity interest held by Eurobank.

Non-insurance associates and joint ventures

(8)	During 2021 the company reduced its interest in IIFL Finance to 22.3% by selling a portion of its interest for cash proceeds of $113.7 (8.6 billion Indian rupees) and recorded a net realized gain of $42.0 in the consolidated statement of earnings.
(9)	On March 31, 2021 the company invested $100.0 in $100.0 principal amount of Helios Fairfax Partners Corporation (“HFP”) 3.0% unsecured debentures and warrants to purchase 3 million HFP subordinate voting shares exercisable at $4.90 per share any time prior to the fifth anniversary of closing. The debentures will mature on the third anniversary of closing or, at the company’s option, on either the first or second anniversary. At redemption or maturity, if the fair value of certain Fairfax Africa legacy investments held by HFP are below their fair value at June 30, 2020 of $102.6, the redemption price of the debentures will be reduced by that difference. The company recorded the debentures at their fair value of $78.0 and recorded the balance of $22.0 as an addition to its equity accounted investment in HFP.

On December 8, 2020 the company deconsolidated Fairfax Africa (subsequently renamed Helios Fairfax Partners Corporation) and accounted for its interest in HFP as an investment in associate pursuant to the transaction described in note 23.

(10)	On June 11, 2021 the company entered into an exchange and amendment transaction with Atlas in relation to its investment in $575.0 principal amount of debentures issued by Seaspan Corporation (“Seaspan”), an operating subsidiary of Atlas, whereby the company exchanged $288.0 principal amount of those Seaspan debentures for newly-issued Atlas Series J preferred shares and equity warrants with an exercise price of $13.71 per share. The terms of the remaining Seaspan debentures were amended to primarily remove the company’s mandatory put rights and discharge all outstanding guarantees and liens on collateral. The company derecognized the Seaspan debentures that were exchanged and recorded its investment in the Atlas preferred shares and warrants as preferred stocks and derivatives respectively on the consolidated balance sheet. On August 23, 2021 Atlas redeemed the remaining $287.0 principal amount of the Seaspan debentures.
(11)	On July 1, 2020 the company commenced consolidating Farmers Edge as the company held convertible debentures and warrants that, together with its holdings of common shares, represented a substantive potential voting interest of approximately 67%.
(12)	On February 27, 2020 Seaspan Corporation (“Seaspan”) completed a reorganization pursuant to which Atlas Corp., a newly created holding company, became its parent. Shareholders of Seaspan, including the company, exchanged their Seaspan shares for Atlas shares with no change in ownership percentage. On February 28, 2020 Atlas acquired all issued and outstanding shares of APR Energy from the company and other APR Energy shareholders in an all-stock transaction at a deemed value of $388.3 (including certain Atlas shares reserved for holdback). Accordingly, the company derecognized its investment in APR Energy, recorded a pre-tax loss of $7.6, increased its equity accounted carrying value of Atlas by the fair value of the APR Energy shares exchanged (considered to be equal to the fair value of the newly issued Atlas common shares received of $178.1, which excluded the Atlas shares received by European Run-off of $45.9), and continued to apply the equity method of accounting to its investment in Atlas. On February 28, 2020 the company invested $100.0 in Atlas 5.50% unsecured debentures due March 1, 2027, which increased the company’s aggregate investment in Atlas debentures to a principal amount of $575.0.

Fairfax India

(13)	On September 16, 2021 Fairfax India transferred 43.6% out of its 54.0% equity interest in Bangalore Airport to Anchorage Infrastructure Investments Holdings Limited (“Anchorage”), its wholly-owned holding company for investments in the airport sector of India, and sold an 11.5% equity interest in Anchorage to OMERS for gross proceeds of $129.2 (9.5 billion Indian rupees). Upon closing Fairfax India recorded a non-controlling interest in Anchorage and continued to equity account for its consolidated 54.0% equity interest in Bangalore Airport.

Annual changes in carrying value

Changes in the carrying value of investments in associates, including investment in associate held for sale, for the years ended December 31 were as follows:

	2021
			Fairfax India
	Associates	Joint ventures	associates	Total
Balance - January 1	3,170.4	1,940.9	1,328.3	6,439.6
Share of pre-tax comprehensive income (loss):
Share of profit	375.8	6.0	20.2	402.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(67.7)	(20.5)	0.3	(87.9)
Share of gains (losses) on defined benefit plans	89.1	0.1	(9.4)	79.8
	397.2	(14.4)	11.1	393.9

Dividends and distributions received	(153.8)	(23.6)	(4.6)	(182.0)
Purchases and acquisitions	466.5	114.4	35.7	616.6
Divestitures and other net changes in capitalization	(54.8)	(764.4)	0.9	(818.3)
Reclassifications(1)	36.4	(352.0)	—	(315.6)
Foreign exchange effect and other	(3.2)	(4.5)	(22.5)	(30.2)
Balance - December 31	3,858.7	896.4	1,348.9	6,104.0

	2020
			Fairfax India	Fairfax Africa
	Associates	Joint ventures	associates	associates	Total
Balance - January 1	2,876.6	1,483.6	1,391.3	232.9	5,984.4
Share of pre-tax comprehensive income (loss):
Share of profit (loss)	83.4	91.8	(24.8)	(27.3)	123.1
Impairments(2)	(88.3)	(98.9)	—	(35.0)	(222.2)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	88.0	42.1	3.2	(41.7)	91.6
Share of losses on defined benefit plans	(32.2)	(20.8)	(4.9)	—	(57.9)
	50.9	14.2	(26.5)	(104.0)	(65.4)

Dividends and distributions received	(70.0)	(3.7)	(4.9)	(1.4)	(80.0)
Purchases and acquisitions	223.4	20.8	—	5.0	249.2
Divestitures and other net changes in capitalization	(107.2)	(180.6)	0.9	(1.7)	(288.6)
Reclassifications(1)	174.4	605.0	—	—	779.4
Deconsolidation of non-insurance subsidiary (note 23)	—	—	—	(103.6)	(103.6)
Foreign exchange effect and other	22.3	1.6	(32.5)	(27.2)	(35.8)
Balance - December 31	3,170.4	1,940.9	1,328.3	—	6,439.6
(1)	Primarily reflects the consolidation of Eurolife and Singapore Re and the commencement of the equity method of accounting on a limited partnership investment in 2021, and the investments in HFP (an associate) and RiverStone Barbados (a joint venture) and the consolidation of Farmers Edge in 2020. See note 23.
(2)	Impairments recorded on associates and joint ventures are included in share of profit (loss) of associates in the consolidated statement of earnings. Impairments of $222.2 recorded during 2020 included non-cash impairment charges on Quess, Resolute, Atlas Mara and Astarta.